Document And Entity Information	6 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001837821
Document Type	6-K
Document Fiscal Year Focus	2025
Entity File Number	001-41661
Entity Registrant Name	Jin Medical International Ltd.
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--09-30